UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2005

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  February 8, 2006

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 54
Form 13 F Information Table Value Total: 187,742

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      768     9915 SH       SOLE                     9915
Agilent Technologies Inc       COM              00846U101     6025   181000 SH       SOLE                   181000
American Financial Realty Trus COM              02607P305     4885   407050 SH       SOLE                   407050
Amgen Inc                      COM              031162100     4027    51066 SH       SOLE                    51066
Archstone-Smith Trust          COM              039583109     3540    84500 SH       SOLE                    84500
BP PLC - Spons ADR             COM              055622104     1559    24282 SH       SOLE                    24282
Bank of America Corp           COM              060505104     1219    26408 SH       SOLE                    26408
BellSouth Corp                 COM              079860102      217     8000 SH       SOLE                     8000
Central Fund Canada CL A       COM              153501101     4848   711950 SH       SOLE                   711950
Citigroup Inc                  COM              172967101     6775   139605 SH       SOLE                   139605
Coca-Cola Co                   COM              191216100      542    13455 SH       SOLE                    13455
ConocoPhillips                 COM              20825C104     5205    89468 SH       SOLE                    89468
DNP Select Income Fund Inc.    COM              23325P104     3598   346300 SH       SOLE                   346300
Delphi Financial Group-Cl A    COM              247131105     6005   130505 SH       SOLE                   130505
DuPont E I de Nemours & Co     COM              263534109     1763    41489 SH       SOLE                    41489
Duke Realty Corp               COM              264411505      661    19800 SH       SOLE                    19800
Emerson Electric Co            COM              291011104      261     3500 SH       SOLE                     3500
Exxon Mobil Corporation        COM              30231G102     2206    39278 SH       SOLE                    39278
General Electric Co            COM              369604103     4227   120597 SH       SOLE                   120597
Great Plains Energy Inc        COM              391164100     1422    50875 SH       SOLE                    50875
HRPT Properties Trust          COM              40426W101     5732   553800 SH       SOLE                   553800
Helmerich & Payne              COM              423452101    10433   168525 SH       SOLE                   168525
Hewlett Packard Co             COM              428236103    24251   847047 SH       SOLE                   847047
Home Depot Inc                 COM              437076102      328     8100 SH       SOLE                     8100
Hospitality Properties Trust   COM              44106M102      285     7100 SH       SOLE                     7100
Intel Corp                     COM              458140100     1883    75454 SH       SOLE                    75454
International Business Machine COM              459200101     5037    61272 SH       SOLE                    61272
Jetblue Airways Corp           COM              477143101     3245   210980 SH       SOLE                   210980
Johnson & Johnson              COM              478160104     1064    17700 SH       SOLE                    17700
KeySpan Corporation            COM              49337w100     6446   180610 SH       SOLE                   180610
Laboratory Corp of America Hol COM              50540R409      323     6000 SH       SOLE                     6000
Liberty Media Corp-A           COM              530718105      110    14040 SH       SOLE                    14040
Lilly Eli & Co                 COM              532457108      238     4200 SH       SOLE                     4200
Lincare Holdings               COM              532791100     5534   132055 SH       SOLE                   132055
Merck & Co                     COM              589331107     3957   124395 SH       SOLE                   124395
Microsoft Corp                 COM              594918104     7019   268426 SH       SOLE                   268426
NSTAR                          COM              67019E107     6374   222080 SH       SOLE                   222080
New Plan Excel Realty Trust    COM              648053106     5905   254756 SH       SOLE                   254756
Newmont Mining Corp            COM              651639106    12864   240907 SH       SOLE                   240907
Northrop Grumman Corp          COM              666807102     7533   125319 SH       SOLE                   125319
Pfizer Inc                     COM              717081103      283    12125 SH       SOLE                    12125
Procter & Gamble               COM              742718109     1582    27326 SH       SOLE                    27326
Schering-Plough                COM              806605101      211    10100 SH       SOLE                    10100
Sovereign Bancorp Inc          COM              845905108     7477   345825 SH       SOLE                   345825
St. Paul Travelers Cos Inc     COM              792860108     6185   138455 SH       SOLE                   138455
Sunoco Inc                     COM              86764P109      204     2600 SH       SOLE                     2600
Techne Corp                    COM              878377100      561    10000 SH       SOLE                    10000
Thornburg Mortgage Inc         COM              885218107      347    13250 SH       SOLE                    13250
Union Pacific Corp             COM              907818108      209     2600 SH       SOLE                     2600
Unisys Corp                    COM              909214108       58    10000 SH       SOLE                    10000
Wachovia Corp                  COM              929903102      330     6239 SH       SOLE                     6239
Wilmington Trust Corporation   COM              971807102      817    21000 SH       SOLE                    21000
Wyeth                          COM              983024100      525    11400 SH       SOLE                    11400
Xcel Energy Inc                COM              98389B100      639    34637 SH       SOLE                    34637